Audited Consolidated Balance Sheet as of December 31, 2020 and Unaudited Interim Condensed Consolidated Balance Sheet as of September 30, 2021 - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 63,434	$ 109,537
Short-term investments	28,166	0
Advances to suppliers	1,762	3,505
Prepaid expenses and other current assets	1,306	358
Total current assets	94,668	113,400
Noncurrent assets:
Property and equipment, net	169	184
Operating lease right-of-use assets	2,164	2,174
Other noncurrent assets	1,368	1,280
Total noncurrent assets	3,701	3,638
Total assets	98,369	117,038
Current liabilities:
Accounts payable	2,128	2,216
Accrued expenses	7,187	5,607
Current portion of operating lease liabilities	390	787
Deferred revenue	1,532	1,350
Long-term loans, current portion	1,552	0
Other current liabilities	5,768	3,806
Total current liabilities	18,557	13,766
Noncurrent liabilities:
Long-term loans, noncurrent portion	0	2,167
Operating lease liabilities	1,623	1,359
Deferred revenue	37,769	7,925
Other noncurrent liabilities	1,259	0
Total noncurrent liabilities	40,651	11,451
Total liabilities	59,208	25,217
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	5,354	5,196
Equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 39,141,913 and 39,142,253 shares issued and outstanding as of December 31, 2020 and September 30, 2021, respectively)	4	4
Additional paid-in capital	371,209	366,451
Accumulated deficit	(332,484)	(277,818)
Accumulated other comprehensive loss	(398)	(297)
Total BeyondSpring Inc.’s shareholders’ equity	38,331	88,340
Noncontrolling interests	(4,524)	(1,715)
Total equity	33,807	86,625
Total liabilities, mezzanine equity and equity	$ 98,369	$ 117,038